CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 1,387,310	$ 1,249,634	$ 960,561
COST OF REVENUES	1,033,005	946,534	755,196
GROSS PROFIT	354,305	303,100	205,365
OPERATING COSTS AND EXPENSES:
Research and development	67,664	63,134	61,669
Marketing, general and administrative	66,799	65,439	62,793
Nishiwaki Fab restructuring and impairment cost (income), net		(627)	(991)
TOTAL OPERATING COSTS AND EXPENSES	134,463	127,946	123,471
OPERATING PROFIT	219,842	175,154	81,894
INTEREST EXPENSE, NET	(7,840)	(11,857)	(13,179)
OTHER FINANCING EXPENSE, NET	(7,607)	(12,492)	(109,930)
GAIN FROM ACQUISITION, NET		50,471
OTHER INCOME (EXPENSE), NET	(2,627)	9,322	(190)
PROFIT (LOSS) BEFORE INCOME TAX	201,768	210,598	(41,405)
INCOME TAX BENEFIT (EXPENSE), NET	99,888	(1,432)	12,278
NET PROFIT (LOSS)	301,656	209,166	(29,127)
Net income attributable to non controlling interest	(3,645)	(5,242)	(520)
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 298,011	$ 203,924	$ (29,647)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE:
Earnings (loss) per share	$ 3.08	$ 2.33	$ (0.40)
Weighted average number of ordinary shares outstanding	96,647	87,480	74,366
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 2.90	$ 2.09
Net profit used for diluted earnings per share	$ 306,905	$ 212,160
Weighted average number of ordinary shares outstanding used for diluted earnings per share	105,947	101,303